Leases: (Tables) - Hman Group holdings Inc and subsidiaries	12 Months Ended
Dec. 26, 2020
Schedule of components of operating and finance lease cost

	Year Ended	Year Ended
	December 26,	December 28,
	2020	2019
Operating lease cost	$19,189	$19,456
Short term lease costs	2,404	2,587
Variable lease costs	898	2,731
Finance lease cost:
Amortization of right of use assets	813	616
Interest on lease liabilities	143	115

Schedule of weighted average remaining lease term and discount rates

	December 26, 2020		December 28, 2019
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases(1)	Leases
Weighted average remaining lease term	7.19	2.61	7.88	3.46
Weighted average discount rate	8.28%	7.14%	7.81%	6.49%

Upon adoption of the new lease standard, discount rates used for existing operating leases were established on December 30, 2018.

Schedule of supplemental balance sheet information related to finance leases

	December 26,	December 28,
	2020	2019
Finance lease assets, net, included in property plant and equipment	$1,919	$2,101
Current portion of long-term debt	872	749
Long-term debt, less current portion	1,172	1,526
Total principal payable on finance leases	$2,044	$2,275

Schedule of supplemental cash flow information

	Year Ended	Year Ended
	December 26,	December 28,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$18,641	$18,668
Operating cash outflow from finance leases	143	104
Financing cash outflow from finance leases	836	683

Schedule of maturities of lease liabilities

	Operating	Finance
	Leases	Leases
Less than one year	$18,259	$993
1 to 2 years	15,919	708
2 to 3 years	13,656	421
3 to 4 years	13,065	129
4 to 5 years	11,928	—
After 5 years	35,342	—
Total future minimum rental commitments	108,169	2,251
Less – amounts representing interest	(27,067)	(207)
Present value of lease liabilities	$81,102	$2,044